Underwriting information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Underwriting Information
Schedule of gross written premiums

Gross written premiums (GWP) by product are presented below:

	Three Months Ended June 30,				Six Months Ended June 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
Product
Residential Earthquake	$29,987	51.4%	$19,872	53.2%	$59,294	52.8%	$36,624	51.4%
Specialty Homeowners	8,646	14.8%	7,579	20.3%	16,426	14.6%	14,215	19.9%
Commercial Earthquake	8,085	13.8%	4,382	11.7%	14,618	13.0%	10,080	14.1%
Commercial All Risk	7,288	12.5%	2,982	8.0%	14,852	13.2%	6,049	8.5%
Hawaii Hurricane	2,675	4.6%	2,012	5.4%	4,750	4.2%	3,516	4.9%
Flood	1,271	2.2%	515	1.4%	2,043	1.8%	870	1.2%
Other	394	0.7%	—	—%	394	0.4%	—	—%
Total Gross Written Premiums	$58,346	100%	$37,342	100%	$112,377	100%	$71,354	100%

Gross written premiums by state are as follows:

	Three Months Ended June 30,				Six Months Ended June 30,
	2019		2018		2019		2018
	($ in thousands)				($ in thousands)
		% of		% of		% of		% of
	Amount	GWP	Amount	GWP	Amount	GWP	Amount	GWP
State
California	$32,306	55.4%	$19,699	52.8%	$62,754	55.8%	$37,426	52.4%
Texas	11,000	18.8%	8,159	21.8%	21,439	19.1%	15,846	22.2%
Hawaii	2,921	5.0%	2,012	5.4%	5,013	4.5%	3,517	4.9%
Washington	1,926	3.3%	1,055	2.8%	3,520	3.1%	2,067	2.9%
South Carolina	1,686	2.9%	803	2.2%	3,355	3.0%	1,646	2.3%
Oregon	1,671	2.9%	1,343	3.6%	3,126	2.8%	2,394	3.4%
Illinois	1,204	2.1%	1,137	3.0%	2,254	2.0%	2,181	3.1%
Other	5,632	9.6%	3,134	8.4%	10,916	9.7%	6,277	8.8%
Total Gross Written Premiums	$58,346	100%	$37,342	100%	$112,377	100%	$71,354	100%

Gross written premiums (GWP) by product are presented below:

	Years ended December 31,
	2018		2017		2016
	($ in thousands)
	Amount	% of GWP	Amount	% of GWP	Amount	% of GWP
Product
Residential Earthquake	$81,679	52.7%	$57,328	47.7%	$32,662	39.7%
Specialty Homeowners	27,680	17.9%	26,516	22.0%	24,389	29.6%
Commercial Earthquake	20,946	13.5%	23,079	19.2%	20,580	25.0%
Commercial All Risk	14,338	9.3%	7,321	6.1%	1,784	2.2%
Hawaii Hurricane	8,128	5.2%	5,323	4.4%	2,872	3.5%
Flood	2,120	1.4%	667	0.6%	—	—
Total Gross Written Premium	$154,891	100%	$120,234	100%	$82,287	100%

Gross Written premiums by state are as follows:

	Years ended December 31,
	2018		2017		2016
	Amount	% of GWP	Amount	% of GWP	Amount	% GWP
	($ in thousands)
State
California	$82,119	53.0%	$64,231	53.4%	$44,999	54.7%
Texas	32,568	21.0%	29,273	24.4%	25,286	30.7%
Hawaii	8,128	5.2%	5,323	4.4%	2,872	3.5%
Illinois	4,403	2.8%	4,854	4.0%	332	0.4%
Oregon	5,286	3.4%	4,250	3.6%	3,278	4.0%
Washington	5,658	3.7%	2,803	2.3%	1,513	1.8%
South Carolina	3,208	2.1%	1,706	1.4%	674	0.8%
Oklahoma	1,261	0.8%	1,302	1.1%	1,030	1.3%
All Other States	12,260	8.0%	6,492	5.4%	2,303	2.8%
	$154,891	100%	$120,234	100%	$82,287	100%